UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Dryden Global Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code:             800-225-1852

Date of fiscal year end:                 10/31/2007 (Registrant changed its fiscal year end from December 31)

Date of reporting period:                 6/30/2007

Item 1 – Reports to Stockholders

Dryden Global Total Return Fund, Inc.

JUNE 30, 2007	SEMIANNUAL REPORT

FUND TYPE

Global/international bond

OBJECTIVE

Total return made up of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

August 15, 2007

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

The Fund’s fiscal year has changed from an annual reporting period that ends December 31 to one that ends October 31. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semi-annual reports on the new fiscal year-end schedule.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser.

Sincerely,

Judy A. Rice, President

Dryden Global Total Return Fund, Inc.

Dryden Global Total Return Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Global Total Return Fund, Inc. is total return made up of current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.50% (Class A shares). Gross operating expenses: Class A, 1.42%; Class B, 2.12%; Class C, 2.12%; Class Z, 1.12%. Net operating expenses apply to: Class A, 1.35%; Class B, 2.10%; Class C, 1.85%; Class Z, 1.10%, after contractual reduction through 4/30/2008.

Cumulative Total Returns as of 6/30/07
	Six Months	One Year	Five Years	Ten Years
Class A	–0.39%	4.81%	27.67%	46.97%
Class B	–0.61	4.22	23.16	37.87
Class C	–0.48	4.43	24.58	39.46
Class Z	–0.11	5.15	29.45	50.63
Citigroup WGBI–Unhedged[1]	–0.41	2.85	35.75	68.03
Lipper Global Income Funds Avg.[2]	0.67	5.07	37.78	67.84

Average Annual Total Returns[3] as of 6/30/07
		One Year	Five Years	Ten Years
Class A		0.10%	4.04%	3.45%
Class B		–0.78	4.09	3.26
Class C		3.43	4.49	3.38
Class Z		5.15	5.30	4.18
Citigroup WGBI–Unhedged[1]		2.85	6.30	5.33
Lipper Global Income Funds Avg.[2]		5.07	6.51	5.23

Distributions and Yields as of 6/30/07
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.14	3.88%
Class B	$0.12	3.33
Class C	$0.13	3.59
Class Z	$0.15	4.30

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1The Citigroup World Government Bond Index (WGBI)–Unhedged (formerly known as the Salomon Smith Barney World Government Bond Index–Unhedged) is a market capitalization-weighted index consisting of the government bond markets of 21 countries that are selected based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year.

2The Lipper Global Income Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Global Income Funds category for the periods noted. Funds in the Lipper Average invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.

3The Fund operated as a closed-end fund with shares being traded on the New York Stock Exchange from inception to January 15, 1996. The performance numbers that cover this period under the columns “Ten Years” and “Since Inception” do not fully reflect the higher operating expenses incurred since the Fund commenced operations as an open-end mutual fund on January 15, 1996. If these expenses had been applied since the Fund’s inception, past performance returns would have been lower. The performance numbers for the one-year and five-year periods do reflect these higher operating expenses.

The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns, distributions, and yields in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for Citigroup WGBI–Unhedged would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Issues expressed as a percentage of net assets as of 6/30/07
French Government Bonds, 5.75%, 10/25/32	4.7%
French Government Bonds, 8.50%, 04/25/23	4.5
Japanese Government Bonds, 1.10%, 09/20/12	3.5
Japanese Government Bonds, 1.80%, 09/20/16	3.1
Japanese Government Bonds, 1.60%, 03/20/11	3.0

Issues are subject to change.

Dryden Global Total Return Fund, Inc.	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2007, at the beginning of the period, and held through the six-month period ended June 30, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

4	Visit our website at www.jennisondryden.com

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Global Total Return Fund, Inc.		Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$996.10	1.35%	$6.68
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76

Class B	Actual	$1,000.00	$993.90	2.10%	$10.38
	Hypothetical	$1,000.00	$1,014.38	2.10%	$10.49

Class C	Actual	$1,000.00	$995.20	1.85%	$9.15
	Hypothetical	$1,000.00	$1,015.62	1.85%	$9.25

Class Z	Actual	$1,000.00	$998.90	1.10%	$5.45
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2007, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2007 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Dryden Global Total Return Fund, Inc.	5

Schedule of Investments

as of June 30, 2007 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.2%

Argentina 0.9%
	Republic of Argentina,
ARS 2,474	5.83%, 12/31/33	$984,831
525	0.63%, 12/31/38	89,612

		1,074,443

Australia 0.8%
AUD 1,240	GE Capital Australia Funding, M.T.N., 6.00%, 4/15/15	980,288

Brazil 1.3%
BRL 2,850	Cia Energetica de Sao Paulo, 144A 9.75%, 1/15/15	1,672,458

Canada 2.7%
	Canadian Government Bonds,
CAD 930	4.00%, 9/1/10	858,097
1,460	3.75%, 9/1/11	1,328,357
815	5.00%, 6/1/14	784,764
330	5.75%, 6/1/33	369,265

		3,340,483

Colombia 1.5%
	Colombia Government International Bonds,
COP 2,220,000	11.75%, 3/1/10	1,191,396
1,100,000	12.00%, 10/22/15	645,194

		1,836,590

Egypt 0.5%
EGP 4,000	Egypt Treasury Bill, Zero Coupon 6/24/08	657,483

Eurobonds 16.4%
EUR 910	Bank of America Corp., 3.625%, 3/3/08	1,225,179
985	Citigroup, Inc., 4.625%, 11/14/07	1,334,049
520	Deutsche Bundesrepublik, 4.00%, 1/4/37	625,830

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	7

Schedule of Investments

as of June 30, 2007 (Unaudited) Cont’d

Principal Amount (000)	Description	Value (Note 1)

EUR 300	Fortis Bank, 6.50%, 9/26/49	$426,907
	French Government Bonds,
2,965	8.50%, 4/25/23	5,677,984
535	5.50%, 4/25/29	796,653
3,815	5.75%, 10/25/32	5,912,127
500	Gaz Capital (Gazprom), 144A 6.51%, 3/7/22	493,500
125	German Government Bond, 4.75%, 7/4/34	170,055
500	HSBK Europe BV, 144A 7.25%, 5/3/17	485,000
390	ING Verzekeringen NV, 6.375%, 5/7/27	572,544
	Italian Government Bonds,
5	5.50%, 11/1/10	6,961
865	6.00%, 5/1/31	1,330,368
300	Mexican Government International Bond, 5.50%, 2/17/20	416,999
300	RSHB Capital SA for OJSC Russian Agricultural Bank, 144A 6.299%, 5/15/17	293,640
560	Spanish Government Bond, 5.75%, 7/30/32	864,561

		20,632,357

Hungary 2.6%
	Hungary Government Bonds,
HUF 340,000	6.00%, 10/12/11	1,804,269
247,710	8.00%, 2/12/15	1,456,087

		3,260,356

Iceland 0.4%
ISK 32,556	Housing Finance Fund, 3.75%, 9/15/14	479,358

Japan 20.5%
	Japanese Government Bonds,
JPY 383,000	0.30%, 12/20/07	3,102,861
187,800	0.60%, 3/20/09	1,515,969
80,850	1.80%, 3/20/10	668,328
474,950	1.80%, 9/20/16	3,855,343

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

JPY 126,950	0.80%, 9/20/10	$1,017,296
463,050	1.60%, 3/20/11	3,803,087
108,950	1.20%, 12/20/11	877,425
552,700	1.10%, 9/20/12	4,401,010
446,650	1.50%, 3/20/19	3,447,572
220,200	1.90%, 12/20/23	1,724,209
174,750	2.10%, 9/20/24	1,404,871

		25,817,971

Mexico 1.3%
MXN 17,300	Mexican Government Bond, 8.00%, 12/24/08	1,611,902

Norway 0.8%
NOK 6,090	Norwegian Government & Sovereign Bond, 5.00%, 5/15/15	1,020,174

Poland 2.6%
PLZ 8,745	Poland Government Bond, 6.25%, 10/24/15	3,262,715

Sweden 1.3%
SEK 9,960	Sweden Government Bond, 6.75%, 5/5/14	1,646,359

Turkey 1.4%
TRY 500	International Bank for Reconstruction & Development, 13.625%, 5/9/17	379,269
2,025	Turkey Government Bond, 14.00%, 1/19/11	1,435,420

		1,814,689

United Kingdom 4.2%
GBP 410	International Nederland Bank NV, 7.00%, 10/5/10	836,633
200	QBE Capital Funding LP, 6.857%, 7/18/49	385,023
	United Kingdom Treasury Bonds,
24	5.00%, 9/7/14	46,467
295	4.75%, 9/7/15	561,719
475	4.00%, 9/7/16	854,250

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	9

Schedule of Investments

as of June 30, 2007 (Unaudited) Cont’d

Principal Amount (000)	Description	Value (Note 1)

GBP 600	4.25%, 6/7/32	$1,088,899
855	4.25%, 3/7/36	1,563,357

		5,336,348

United States 38.0%

Commercial Mortgage Backed Securities 3.1%
USD 1,000	Banc of America Commercial Mortgage, Inc., Series 2005-06, Class A4, 5.181%, 9/10/47	964,451
680	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4, 5.429%, 12/12/43	658,174
1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4, 5.345%, 12/15/44	966,038
680	Merrill Lynch/CountryWide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/48	653,549
740	Morgan Stanely Capital 1, Series 2005-IQ9, Class A4, 4.66%, 7/15/56	699,142

		3,941,354

Corporate Bonds 25.3%
100	Accellent, Inc., 10.50%, 12/1/13	99,250
150	Allergan, Inc., 5.75%, 4/1/16	149,172
220	Alliance Imaging, Inc., 7.25%, 12/15/12	213,400
250	Allied World Insurance Holdings Ltd., 7.50%, 8/1/16	262,782
	American International Group, Inc.,
170	5.45%, 5/18/17	165,196
300	4.875%, 3/15/67	384,514
400	Axis Capital Holdings Ltd., 5.75%, 12/1/14	388,605
480	BHP Billiton Finance Ltd., 5.40%, 3/29/17	461,429
300	Blount, Inc., 8.875%, 8/1/12	303,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

USD 250	Burlington North Santa Fe Corp., 5.65%, 5/1/17	$243,539
115	Capital One Financial Corp., 6.15%, 9/1/16	113,539
250	Catalyst Paper Corp., 8.625%, 6/15/11	241,875
100	Caterpillar, Inc., 6.05%, 8/15/36	98,379
600	Cebridge Connections, Inc., Bank Loan(c) 7.35%, 11/5/13	596,455
170	Cisco Systems, Inc., 5.50%, 2/22/16	165,887
300	Citigroup, Inc., 6.125%, 8/25/36	294,575
335	Comcast Corp., 6.45%, 3/15/37	322,848
	Community Health Systems, Bank Loan(c)
19	7.61%, 6/28/14	18,582
281	7.61%, 6/28/14	281,746
200	Community Health Systems, Inc., 144A, 8.875%, 7/15/15	202,750
650	Computer Associates, Inc., Sr. Notes 6.50%, 4/15/08	652,504
90	Conocophillips (Canada), 5.95%, 10/15/36	87,323
720	Continental Airlines, Inc. 7.487%, 10/2/10	742,500
390	Couche-Tard Finance Corp., 7.50%, 12/15/13	392,925
360	Coventry Health Care, Inc., 6.125%, 1/15/15	359,179
500	CRH America, Inc., 5.625%, 9/30/11	496,151
215	CVS Caremark Corp., 5.75%, 6/1/17	207,437
300	CVS Corp., 4.00%, 9/15/09	290,351
450	Dex Media East LLC, 9.875%, 11/15/09	466,313
170	Domion Resources, Inc., 5.687%, 5/15/08	170,205

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	11

Schedule of Investments

as of June 30, 2007 (Unaudited) Cont’d

Principal Amount (000)	Description	Value (Note 1)

USD 270	Domtar Corp., Bank Loan,(c) 6.735%, 3/7/14	$268,718
200	Duke Energy Carolinas LLC, 6.10%, 6/1/37	197,736
440	Duke Energy Field Services LLC, 7.875%, 8/16/10	467,260
600	Duke Realty LP, 5.625%, 8/15/11	598,667
500	Embarq Corp., 7.082%, 6/1/16	502,801
300	Enterprise Products Operating LP, Sr. Notes, 4.00%, 10/15/07	298,757
200	Erac USA Finance Company, 144A, 6.20%, 11/1/16	198,466
210	Federated Retail Holdings, Inc., 5.35%, 3/15/12	206,313
450	Fedex Corp., 3.50%, 4/1/09	434,992
250	Felcore Lodging LP, 7.26%, 12/1/11	250,000
348	Fideicomiso Petacalco, 144A, 10.16%, 12/23/09	358,794
65	Freeport McMoran Copper & Gold, Inc.(c), 9.00%, 3/19/14	65,352
400	Freescale Semiconductor, Inc., 144A, 9.125%, 12/15/14	376,000
350	General Motors Corp., 7.20%, 1/15/11	336,438
75	Goldman Sachs Group, Inc., 6.45%, 5/1/36	73,644
360	Graphic Packaging International, Inc., 8.50%, 8/15/11	368,100
270	HCA, Inc., 144A, 9.625%, 11/15/16	290,250
150	HJ Heinz Co., 144A, 6.428%, 12/1/08	151,497
365	Honeywell International, Inc., 5.70%, 3/15/37	336,168
165	Husky Energy, Inc., 6.15%, 6/15/19	162,868
300	ICI Wilmington, Inc., Gtd. Notes 4.375%, 12/1/08	294,946

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

USD 350	Inverness Medical Innovations, Bank Loan(c) 7.36%, 6/26/14	$350,000
350	Jabil Circuit, Inc., Sr. Notes, 5.875%, 7/15/10	346,758
300	Kinder Morgan, Inc., Bank Loan(c) 6.82%, 5/22/14	299,652
	Las Vegas Sands LLC, Bank Loan(c)
320	7.07%, 5/15/14	319,143
80	7.11%, 5/15/14	79,786
340	Lear Corp, Bank Loan(c) 8.11%, 6/5/14	336,270
70	Liberty Mutual Group, 144A, 7.50%, 8/15/36	70,992
80	Lincoln National Corp., 6.15%, 4/7/36	78,406
16	Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	15,119
400	Mediacom LLC, 7.875%, 2/15/11	398,000
250	MGM Mirage, Inc., 6.875%, 4/1/16	230,000
120	MUFG Capital Finance 1 Ltd., 6.346%, 7/25/49	117,410
250	Nalco Co., 7.75%, 11/15/11	251,875
250	National Beef Packing Co. LLC/NB Finance Corp., 10.50%, 8/1/11	260,000
	New Cingular Wireless Services, Inc.,
140	Notes, 8.125%, 5/1/12	153,936
270	Sr. Notes, 8.75%, 3/1/31	336,587
110	Newfield Exploration Co., 6.625%, 4/15/16	105,875
375	Nexen, Inc., 6.40%, 5/15/37	358,518
130	Norampac, Inc., 6.75%, 6/1/13	123,988
190	Noranda Inc., 6.20%, 6/15/35	181,678
400	Northern Rock PLC, 144A, 6.594%, 12/31/49	401,995

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	13

Schedule of Investments

as of June 30, 2007 (Unaudited) Cont’d

Principal Amount (000)	Description	Value (Note 1)

USD 17	Novelis, Inc., 7.25%, 2/15/15	$16,984
	NRG Energy, Inc., Bank Loan(c)
353	7.11%, 2/1/13	350,868
146	7.11%, 2/1/13	145,663
113	7.86%, 6/8/14	111,590
185	Oneok Partners LP, 6.15%, 10/1/16	184,528
750	Oneok, Inc.,(b) 5.51%, 2/16/08	749,983
315	Orion Power Holdings, Inc., 12.00%, 5/1/10	355,950
450	Owens Brockway Glass Container, Inc., 8.875%, 2/15/09	457,875
260	Park Place Entertainment Corp., Sr. Sub. Notes 8.125%, 5/15/11	271,375
150	Peabody Energy Corp., 7.375%, 11/1/16	153,000
250	Playtex Products, Inc., 8.00%, 3/1/11	257,500
200	Procter & Gamble Co., 5.55%, 3/5/37	188,104
320	Progressive Corp, (The) 6.70%, 6/15/37	318,038
400	PTS Acquisitions Corp., Bank Loan(c) 7.60%, 4/5/14	398,625
250	Qwest Corp., 7.875%, 9/1/11	260,625
290	Rainbow National Services LLC, 144A, 10.375%, 9/1/14	318,275
220	Realogy Corp., 144A, 11.00%, 4/15/14	207,350
290	Residential Capital Corp., 6.375%, 6/30/10	286,257
300	Residential Capital LLC 7.875%, 7/1/14	593,337
500	Resona Bank Ltd., 144A, 5.85%, 9/29/49	478,061
300	Reynolds American, Inc., 6.75%, 6/15/17	302,673
299	RH Donnelley Corp, Bank Loan(c) 6.86%, 6/30/11	298,935

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

USD 678	Royalty Pharma Fin TR, Bank Loan 6.84%, 5/14/13(c)	$679,996
80	Russel Metals, Inc., 6.375%, 3/1/14	76,800
100	Southern Copper Corp., 7.50%, 7/27/35	107,354
670	Sprint Nextel Corp., 6.00%, 12/1/16	635,599
800	Sumitomo Mitsui Banking Corp., 144A, 5.625%, 7/29/49	762,400
214	Sun Healthcare Group, Bank Loan 7.355%, 4/12/14	213,971
	Sun Healthcare Group, Bank Loan(c)
48	5.255%, 4/12/14	48,316
24	7.32%, 4/12/14	24,158
325	Talisman Energy, Inc., 6.25%, 2/1/38	301,195
700	Time Warner Cable, Inc., 144A, 5.40%, 7/2/12	687,417
300	TNK-BP Finance SA, 144A, 7.50%, 7/18/16	309,300
90	Tyson Foods, Inc., 6.85%, 4/1/16	92,407
150	United AirLines, Inc., 6.636%, 7/2/22	149,250
200	United States Steel Corp, 5.65%, 6/1/13	196,917
	Univision Communications, Inc., Bank Loan(c),
235	7.605%, 9/16/14	231,376
15	7.61%, 9/16/14	14,874
400	Valero Energy Corp., 6.625%, 6/15/37	398,157
165	Viacom, Inc., 6.875%, 4/30/36	159,410
150	Wyeth, 5.95%, 4/1/37	143,352

		31,864,011

Emerging Market Bonds 0.9%
260	Empresa Nacional de Electricidad SA (Chile), 8.35%, 8/1/13	290,274

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	15

Schedule of Investments

as of June 30, 2007 (Unaudited) Cont’d

Principal Amount (000)	Description	Value (Note 1)

USD 430	Kazkommerts Intl. BV, 144A, (Netherlands) 7.875%, 4/7/14	$425,184
400	United Overseas Bank Ltd., Bonds, 144A, 5.375%, 9/3/19	385,472

		1,100,930

Mortgage Backed Securities 3.3%
	Federal National Mortgage Assn., TBA
1,000	6.50%, 7/1/33	1,009,374
3,000	5.50%, 7/15/35	2,893,124
250	6.00%, 8/15/36	247,110

		4,149,608

Sovereign Bonds 1.3%
1,045	Federal Republic of Brazil, 9.25%, 10/22/10	1,154,724
330	Republic of Argentina, 3.00%, 4/30/13	215,325
300	Republic of Panama, 7.25%, 3/15/15	321,000

		1,691,049

Structured Notes 2.4%
2,900	Dow Jones CDX HY, Series 8-T1, 144A(b) 7.625%, 6/29/12	2,742,239
250	Series 5-T3, 144A, 8.25%, 12/29/10	262,520

		3,004,759

United States Government Agency Obligations 1.0%
835	Federal Home Loan Bank 4.875%, 5/17/17	797,569
470	Federal National Mortgage Association, 5.375%, 6/12/17	466,279

		1,263,848

United States Government Obligations 0.7%
	United States Treasury Bonds,
155	4.50%, 5/15/17	148,606
495	4.50%, 2/15/36	448,207

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

	United States Treasury Bond,(b)
USD 290	6.00%, 2/15/26	$316,553

		913,366

	Total United States Investments	47,928,925

`	Total long-term investments (cost USD $120,591,548)	122,372,899

SHORT-TERM INVESTMENTS 5.2%

Affiliated Money Market Mutual Fund 5.2%
6,601,768	Dryden Core Investment Fund - Taxable Money Market Series(a) (cost $6,601,768)	6,601,768

OUTSTANDING OPTIONS PURCHASED 1.1%

Call Options 0.6%
5,200	Brazilian Real, expiring 3/25/2008 @ 52.00	113,408
10,382	Chinese Yuan, expiring 1/22/2008 @ 4.43	1,814
260	Iceland Krona, expiring 6/03/2008 @ 66.25	10,875
81,591	Mexican Nuevo Peso, expiring 2/04/2008 @ 10.27	46,069
5,661	South Africian Rand, expiring 5/05/2008 @ 15.63	51,179
841	Mexican Nuevo Peso, expiring 2/04/2008 @ 9.29	17,226
841	Polish Zloty, expiring 2/01/2008 @ 2.45	44,904
674	Taiwan Dollar, expiring 4/29/2008 @ 32.55	4,320
403	United Kingdom Pound, expiring 5/19/2008 @ 2.35	23,446
679	Canadian Dollar, expiring 2/19/2008 @ 1.15	1,012
662	Chinese Yuan, expiring 5/13/2008 @ 7.25	4,731
1,326	Euro, expiring 5/15/2008 @ 1.37	23,014
4,054	Japanese Yen, expiring 7/12/2007 @ 117.51	178,237
1,286	Mexican Nuevo Peso, expiring 6/10/2008 @ 11.24	44,978
4,053	Singapore Dollar, expiring 2/12/2008 @ 1.51	46,731
1,087	Singapore Dollar, expiring 3/03/2008 @ 1.50	9,545
2,702	Swiss Franc, expiring 10/12/2007 @ 1.22	26,375
1,263	Taiwan Dollar, expiring 6/19/2008 @ 32.20	20,402
12	US 10 Yr. Note, expiring 8/24/2007 @ 104.00	22,875
18	US Long Bond, expiring 8/24/2007 @ 111.00	3,656

	Total call options	694,797

Put Options 0.5%
1,709,900	South African Rand, expiring 11/30/2007 @ 6.40	119,266
3,197,600	Iceland Krona, expiring 3/25/2008 @ 60.72	112,014

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	17

Schedule of Investments

as of June 30, 2007 (Unaudited) Cont’d

Principal Amount (000)	Description	Value (Note 1)

1,267,800	Iceland Krona, expiring 6/17/2008 @ 1.21	$34,915
2,800,000	New Turkish Lira, expiring 3/21/2008 @ 1.57	335,468
1,500,000	United States Dollar, expiring 8/09/2007 @ 118.45	51,975

	Total put options	653,638

	Total options (cost $1,125,960)	1,348,435

	Total short-term investments (cost $7,727,728)	7,950,203

	Total Investments, Before Options Written (cost $128,319,276)	130,323,102

OUTSTANDING OPTIONS WRITTEN

Call Options
12	US 10 Yr. Note, expiring 8/24/07 @ 106.00	(7,313)
18	US Long Bond, expiring 8/24/2007 @ 114.00	(562)

	Total options written (premium received ($9,963))	(7,875)

	Total Investments, Net of Outstanding Options Written 103.5% (cost $128,309,313)	130,315,227
	Liabilities in excess of other assets(d) (3.5%)	(4,359,270)

	Net Assets 100.0%	$125,955,957

Portfolio securities are classified according to the security’s currency denomination. The following abbreviations are used in the portfolio descriptions:

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Francs

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EGP—Egyptian Pound

EUR—Euros

GBP—Pound Sterling

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

See Notes to Financial Statements.

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ISK—Iceland Krona

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Nuevo Peso

MYR—Malaysian Ringgit

NZD—New Zealand Dollar

NOK—Norwegian Krone

PHP—Phillipine Peso

PLZ—Polish New Zloty

RUB—Russian Rouble

SEK—Swedish Krona

SGB—Singapore Dollar

SKK—Slovakian Koruna

TWD—New Taiwan Dollars

TRY—New Turkish Lira

USD—United States Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(b)	Pledged as initial margin on financial futures contracts.
(c)	Indicates a security that has been deemed illiquid.
(d)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward currency exchange contracts, currency swaps and interest rate swaps agreements of:

Open futures contracts outstanding as of June 30, 2007:

Number of Contracts	Type	Expiration Date	Value at March 31, 2007	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
7	JPN 10 Yr. Bond	Sept. 07	$7,505,137	$7,491,205	$13,932
8	Long Gilt	Sept. 07	1,666,412	1,689,866	(23,454)
38	Euro-Bond	Sept. 07	5,696,014	5,687,068	8,946
67	Euro-Schatz	Sept. 07	9,294,397	9,306,959	(12,562)
73	Euro-BOBL	Sept. 07	10,479,949	10,522,841	(42,892)

	Short Positions:
8	Australian 10 Yr. Bond	Sept. 07	$635,818	$635,804	$(14)
44	CBT Long Bond	Sept. 07	4,741,000	4,661,383	(79,617)
74	5-Yr. U.S. T-Notes	Sept. 07	7,701,781	7,710,250	8,469
89	2-Yr. U.S. T-Notes	Sept. 07	18,136,531	18,126,146	(10,385)
133	10-Yr. U.S. T-Notes	Sept. 07	14,058,516	14,144,668	86,152

					$(51,425)

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	19

Schedule of Investments

as of June 30, 2007 (Unaudited) Cont’d

Forward foreign currency exchange contracts outstanding as of June 30, 2007:

Purchase Contracts	Notional Amount		Value at Settlement Date Payable	Value at June 30, 2007	Unrealized Appreciation	Unrealized (Depreciation)
Argentine Peso,
Expiring 08/02/07	ARS	$1,782,485	$551,000	$574,791	$23,791	$—
Expiring 02/07/08	ARS	272,235	86,205	86,647	442	—
Expiring 03/17/08	ARS	3,583,305	1,128,600	1,158,896	30,296	—
Expiring 07/06/07	ARS	796,344	257,716	257,550	—	(166)
Brazilian Real,
Expiring 09/21/07	BRL	2,635,000	1,000,000	1,351,565	351,565	—
Expiring 08/15/07	BRL	582,092	269,300	301,758	32,458	—
Expiring 07/20/07	BRL	463,873	240,100	240,473	373	—
Canadian Dollar,
Expiring 07/18/07	CAD	820,802	769,552	770,525	973	—
Expiring 07/18/07	CAD	309,123	290,000	290,188	188	—
Expiring 07/18/07	CAD	168,717	157,600	158,383	783	—
Chinese Yuan Renminbi,
Expiring 02/14/08	CNY	2,632,600	358,543	345,794	—	(12,749)
Colombian Peso,
Expiring 07/13/07	COP	365,530,300	189,100	185,036	—	(4,064)
Czech Koruna,
Expiring 07/27/07	CZK	5,361,559	252,468	252,337	—	(131)
Danish Krone,
Expiring 07/27/07	DKK	5,629,016	1,013,802	1,023,755	9,953	—
Euro,
Expiring 07/18/07	EUR	142,700	190,911	193,138	2,227	—
Expiring 07/27/07	EUR	117,800	157,729	159,437	1,708	—
Expiring 07/27/07	EUR	117,300	157,963	158,760	797	—
Expiring 07/26/07	EUR	22,256,810	29,989,494	30,123,584	134,090	—
Expiring 07/27/07	EUR	140,900	189,489	190,702	1,213	—
Hungarian Forint,
Expiring 07/27/07	HUF	121,025,371	655,538	663,138	7,600	—
Icelandic Krona,
Expiring 07/18/07	ISK	11,099,358	176,812	178,317	1,505	—
Indian Rupee
Expiring 08/08/07	INR	10,953,150	266,500	269,086	2,586	—
Indonesian Rupiah,
Expiring 07/25/07	IDR	8,772,500,000	958,743	969,747	11,004	—
Expiring 06/19/08	IDR	1,434,425,000	158,500	158,763	263	—
Japanese Yen,
Expiring 07/26/07	JPY	1,349,778,765	10,925,366	10,962,670	37,304	—

See Notes to Financial Statements.

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Purchase Contracts		Notional Amount	Value at Settlement Date Payable	Value at June 30, 2007	Unrealized Appreciation	Unrealized (Depreciation)
Malaysian Ringgit,
Expiring 04/02/08	MYR	$ 684,045	$202,500	$198,130	$—	$(4,370)
Expiring 11/05/07	MYR	704,933	208,406	204,180	—	(4,226)
Expiring 12/14/07	MYR	1,086,695	319,100	314,755	—	(4,345)
Expiring 08/03/07	MYR	1,693,316	492,100	490,461	—	(1,639)
Mexican Nuevo Peso
Expiring 07/18/07	MXN	1,365,133	126,100	126,360	260	—
Expiring 07/18/07	MXN	1,365,373	126,400	126,382	—	(18)
New Zealand Dollar,
Expiring 07/25/07	NZD	1,034,604	785,461	797,574	12,113	—
Norwegian Krone,
Expiring 07/27/07	NOK	4,703,105	786,990	797,549	10,559	—
Expiring 07/27/07	NOK	4,599,267	779,695	779,940	245	—
Philippine Peso,
Expiring 05/08/08	PHP	15,183,543	321,549	328,293	6,744	—
Pound Sterling,
Expiring 07/26/07	GBP	1,363,890	2,726,091	2,738,845	12,754	—
Russian Rouble,
Expiring 07/25/07	RUB	22,508,000	850,964	876,230	25,266	—
Singapore Dollar,
Expiring 07/25/07	SGD	1,043,303	681,813	681,564	—	(249)
South Korean Won,
Expiring 09/27/07	KRW	317,058,500	339,100	343,193	4,093	—
Expiring 05/23/08	KRW	182,477,100	197,700	197,518	—	(182)
Swedish Krona
Expiring 07/27/07	SEK	3,639,275	527,217	532,120	4,903	—
Swiss Francs,
Expiring 07/27/07	CHF	6,029,816	4,871,355	4,936,403	65,048	—
New Taiwan Dollar,
Expiring 09/10/07	TWD	22,101,728	679,009	672,480	—	(6,529)
South African Rand
Expiring 07/30/07	ZAR	1,078,573	151,600	152,609	1,009	—
New Turkish Lira,
Expiring 07/30/07	TRY	168,270	126,400	128,206	1,806	—

			$65,690,581	$66,447,832	$795,919	$(38,668)

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	21

Schedule of Investments

as of June 30, 2007 (Unaudited) Cont’d

Sales Contracts	Notional Amount		Value at Settlement Date Payable	Value at June 30, 2007	Unrealized Appreciation	Unrealized (Depreciation)
Argentine Peso,
Expiring 07/06/07	ARS	$796,344	$259,100	$257,550	$1,550	$—
Expiring 08/02/07	ARS	1,782,485	571,035	576,483	—	(5,448)
Expiring 08/06/07	ARS	796,344	256,637	257,550	—	(913)
Australian Dollar
Expiring 07/25/07	AUD	127,417	107,544	108,025	—	(481)
Expiring 07/25/07	AUD	223,942	189,500	189,859	—	(359)
Brazilian Real,
Expiring 07/20/07	BRL	363,087	189,800	188,226	1,574	—
Expiring 07/20/07	BRL	2,374,044	1,242,305	1,230,712	11,593	—
Expiring 09/21/07	BRL	1,944,000	800,000	997,132	—	(197,132)
Expiring 09/21/07	BRL	691,000	294,168	354,433	—	(60,265)
Canadian Dollars,
Expiring 7/18/07	CAD	1,387,963	1,300,794	1,302,946	—	(2,152)
Expiring 7/18/07	CAD	201,437	189,500	189,098	402	—
Expiring 7/18/07	CAD	241,489	227,100	226,697	403	—
Chinese Yuan Renminbi,
Expiring 02/14/08	CNY	2,632,600	357,715	345,795	11,920	—
Colombian Peso,
Expiring 07/13/07	COP	249,667,800	129,900	126,385	3,515	—
Expiring 07/13/07	COP	3,157,952,069	1,604,650	1,598,599	6,051	—
Expiring 07/13/07	COP	254,474,100	129,900	128,818	1,082	—
Expiring 07/13/07	COP	150,692,500	76,300	76,283	17	—
Danish Krone,
Expiring 07/27/07	DKK	416,839	75,700	75,811	—	(111)
Euros,
Expiring 07/18/07	EUR	131,400	176,812	177,844	—	(1,032)
Expiring 07/26/07	EUR	802,832	1,085,100	1,086,597	—	(1,497)
Hungarian Forint,
Expiring 07/27/07	HUF	640,419,931	3,442,748	3,509,074	—	(66,326)
Icelandic Krona,
Expiring 07/18/07	ISK	70,575,056	1,111,025	1,133,827	—	(22,802)
Expiring 07/18/07	ISK	12,016,767	190,911	193,056	—	(2,145)
Indonesian Rupiah,
Expiring 07/25/07	IDR	3,583,234,000	389,482	396,105	—	(6,623)
Expiring 07/25/07	IDR	618,829,000	67,706	68,492	—	(786)
Expiring 07/27/07	IDR	1,643,997,500	186,500	181,959	4,541	—
Japanese Yen,
Expiring 07/26/07	JPY	90,105,070	731,800	731,818	—	(18)
Malaysian Ringgit,
Expiring 11/05/07	MYR	704,933	207,639	204,180	3,459	—
Expiring 04/02/08	MYR	684,045	202,830	198,130	4,700	—

See Notes to Financial Statements.

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Sales Contracts	Notional Amount		Value at Settlement Date Payable	Value at June 30, 2007	Unrealized Appreciation	Unrealized (Depreciation)
Mexican Nuevo Peso,
Expiring 07/18/07	MXN	$22,703,536	$2,082,320	$2,101,498	$—	$(19,178)
Expiring 07/18/07	MXN	2,753,234	253,600	254,846	—	(1,246)
Norwegian Krone,
Expiring 07/27/07	NOK	145,904	24,415	24,742	—	(327)
Expiring 07/27/07	NOK	937,509	157,963	158,982	—	(1,019)
Expiring 07/27/07	NOK	4,599,267	780,050	779,940	110	—
Polish Zloty,
Expiring 07/27/07	PLZ	4,186,601	1,480,725	1,502,378	—	(21,653)
Expiring 07/27/07	PLZ	533,060	189,489	191,291	—	(1,802)
Expiring 07/27/07	PLZ	1,116,489	396,720	400,656	—	(3,936)
Expiring 07/27/07	PLZ	667,270	239,700	239,452	248	—
Pound Sterling
Expiring 07/26/07	GBP	298,977	596,785	600,380	—	(3,595)
Russian Rouble,
Expiring 07/25/07	RUB	9,958,872	380,400	387,136	—	(6,736)
Swedish Krona,
Expiring 07/27/07	SEK	1,091,007	157,729	159,523	—	(1,794)
Expiring 07/27/07	SEK	6,124,714	892,531	895,531	—	(3,000)
Swiss Francs,
Expiring 07/27/07	CHF	310,200	252,468	253,950	—	(1,482)
New Taiwan Dollar,
Expiring 09/10/07	TWD	22,101,728	678,800	672,480	6,320	—
South Africian Rand
Expiring 07/30/07	ZAR	5,303,504	738,578	750,407	—	(11,829)
New Turkish Lira,
Expiring 07/30/07	TRY	4,498,627	3,358,939	3,427,525	—	(68,586)

			$28,455,413	$28,912,201	$57,485	$(514,273)

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	23

Schedule of Investments

as of June 30, 2007 (Unaudited) Cont’d

Currency swap agreements outstanding as of June 30, 2007:

Counterparty(a)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Citibank, NA	9/5/2008	$300	18.05%	3 Month LIBOR	$74,474
Citibank, NA	6/30/2009	708	19.30%	3 Month LIBOR	190,567
Citibank, NA	6/12/2011	350	16.70%	3 Month LIBOR	81,309
Barclays Bank PLC	10/2/2011	320	17.75%	3 Month LIBOR	129,250

					$475,600

(a)	The Fund receives a fixed rate and pays a floating rate.

Counterparty(a)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Citibank, NA	12/12/2016	1,000	6.745%	3 Month NZD	(47,867)
Morgan Stanley Capital Services	3/2/2017	825	6.86%	3 Month NZD	(24,983)
JP Morgan Chase Bank	5/17/2017	1,040	7.33%	3 Month NZD	13,847
Citibank, NA	3/7/2017	550	6.94%	3 Month NZD	(13,353)

					$(72,356)

(a)	The Fund pays a fixed rate and receives a floating rate.

Interest rate swap agreements outstanding as of June 30, 2007:

Counterparty(a)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Merrill Lynch Capital Services	7/3/2012	3,200	5.508%	3 Month LIBOR	—
Merrill Lynch Capital Services	6/18/2037	920	5.95%	3 Month LIBOR	19,775
Merrill Lynch Capital Services	6/14/2037	2,225	6.01%	3 Month LIBOR	30,711

					$50,486

(a)	The Fund pays a fixed rate and receives a floating rate.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 was as follows:

Foreign Government Obligations	51.9%
Collateralized Mortgage-Backed Securities	7.4
Banking	5.7
Affiliated Money Market Mutual Fund	5.2
Non Corporate	3.6
Structured Notes	2.4

See Notes to Financial Statements.

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Insurance	2.1
Non Captive Finance	1.9
Healthcare Insurance	1.7
Cable	1.6
Pipelines & Others	1.6
Telecommunications	1.5
Electric	1.3
Media & Entertainment	1.2
Technology	1.2
Capital Goods	1.1
Healthcare & Pharmaceutical	1.1
Options	1.1
Metals	1.0
Energy—Other	0.9
Retailers	0.9
Paper	0.8
Airlines	0.7
Gaming	0.7
United States Government Obligations	0.7
Automotive	0.5
Consumer	0.5
Real Estate Investment Trusts	0.5
Building Materials & Construction	0.4
Chemicals	0.4
Energy—Integrated	0.4
Foods	0.4
Packaging	0.4
Lodging	0.2
Railroads	0.2
Tobacco	0.2
Brokerage	0.1

103.5
Liabilities in excess of other assets	(3.5)

100.0%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	25

Statement of Assets and Liabilities

as of June 30, 2007 (Unaudited)

Assets
Investments, at value:
Unaffiliated investments (cost $121,717,508)	$123,721,334
Affiliated investments (cost $6,601,768)	6,601,768
Foreign currency, at value (cost $426,247)	427,078
Receivable for investments sold	8,855,776
Dividends and interest receivable	2,027,616
Unrealized appreciation on forward foreign currency contracts	853,404
Unrealized appreciation on currency and interest rate swaps	539,933
Prepaid expenses	18,339
Receivable for Fund shares sold	3,474
Dividend reclaim receivable	2,995

Total assets	143,051,717

Liabilities
Payable for investments purchased	15,701,336
Unrealized depreciation on forward foreign currency contracts	552,941
Accrued expenses	226,955
Payable for Fund shares reacquired	160,695
Payable to broker—variation margin	155,451
Unrealized depreciation on currency and interest rate swaps	86,203
Payable to custodian	66,312
Management fee payable	65,393
Distribution fee payable	28,380
Transfer agent fee payable	42,494
Written options outstanding, at value (premium received $9,963)	7,875
Deferred directors’ fees	1,725

Total liabilities	17,095,760

Net Assets	$125,955,957

Net assets were comprised of:
Common stock, at par	$192,842
Paid-in capital in excess of par	148,973,562

149,166,404
Accumulated net investment loss	(5,108,695)
Accumulated net realized loss on investment and foreign currency transactions	(20,850,025)
Net unrealized appreciation on investments and foreign currencies	2,748,273

Net assets, June 30, 2007	$125,955,957

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($119,430,434 ÷ 18,284,968 shares of common stock issued and outstanding)	$6.53
Maximum sales charge (4.50% of offering price)	.31

Maximum offering price to public	$6.84

Class B
Net asset value, offering price and redemption price per share ($3,457,453 ÷ 530,000 shares of common stock issued and outstanding)	$6.52

Class C
Net asset value, offering price and redemption price per share ($1,187,780 ÷ 182,315 shares of common stock issued and outstanding)	$6.51

Class Z
Net asset value, offering price and redemption price per share ($1,880,290 ÷ 286,916 shares of common stock issued and outstanding)	$6.55

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	27

Statement of Operations

Six Months Ended June 30, 2007 (Unaudited)

Net Investment Income
Interest	$2,911,332
Affiliated dividend income	188,296

Total income	3,099,628

Expenses
Management fee	428,545
Distribution fee—Class A	155,975
Distribution fee—Class B	18,585
Distribution fee—Class C	4,637
Transfer agent’s fee and expenses (including affiliated expense of $104,000)	155,000
Custodian’s fees and expenses	58,000
Reports to shareholders	21,000
Legal fees and expenses	16,000
Registration fees	20,000
Audit fee	24,000
Directors’ fees	7,000
Insurance	2,000
Miscellaneous	6,316

Total expenses	917,058

Less: Expense subsidy (Note 2)	(10,938)

Net expenses	906,120

Net investment income	2,193,508

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	300,802
Foreign currency transactions	(513,218)
Financial futures contracts transactions	(24,986)
Swap transactions	(108,804)

(346,206)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,900,126)
Foreign currencies	(363,930)
Financial futures contracts	(96,300)
Written options	2,088
Swaps	175,705

(2,182,563)

Net loss on investments	(2,528,769)

Net Decrease In Net Assets Resulting From Operations	$(335,261)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Decrease In Net Assets
Operations:
Net investment income	$2,193,508	$4,241,492
Net realized loss on investment and foreign currency transactions	(346,206)	(909,283)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(2,182,563)	4,471,511

Net increase (decrease) in net assets resulting from operations	(335,261)	7,803,720

Dividends from net investment income (Note 1)
Class A	(2,698,397)	(3,614,157)
Class B	(65,158)	(93,686)
Class C	(25,802)	(33,943)
Class Z	(49,868)	(86,550)

	(2,839,225)	(3,828,336)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	1,880,326	4,884,244
Net asset value of shares issued in reinvestment of dividends	1,733,550	2,256,270
Cost of shares reacquired	(13,049,493)	(35,038,483)

Net decrease in net assets from Fund share transactions	(9,435,617)	(27,897,969)

Total decrease	(12,610,103)	(23,922,585)

Net Assets:
Beginning of period	138,566,060	162,488,645

End of period	$125,955,957	$138,566,060

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	29

Notes to Financial Statements

(Unaudited)

Dryden Global Total Return Fund, Inc. (the “Fund”), is an open-end, non-diversified management investment company. The Fund’s investment objective is to seek total return made up of current income and capital appreciation.

The Fund seeks to achieve this objective by investing at least 65% of its total assets in income-producing debt securities issued by the U.S. and foreign corporations and governments, supranational organizations, semi-government entities or governmental agencies, authorities or instrumentalities and short-term bank debt securities or bank deposits. The Fund invests primarily in investment-grade securities denominated in U.S. dollars and in foreign currencies.

The Fund’s fiscal year has changed from an annual reporting period that ends December 31 to one that ends October 31. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semiannual reports on the new fiscal year-end schedule.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: In valuing the Fund’s assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such a day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Corporate bonds, U.S. Government securities and convertible debt securities traded in the over-the-counter market, including securities listed on exchanges whose primary market is believed to be over-the counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Future contracts and options thereon

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traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2007, there were no securities whose values were adjusted in accordance with procedures approved by the Board of Directors.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

Dryden Global Total Return Fund, Inc.	31

Notes to Financial Statements

(Unaudited) Cont’d

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses resulting from valuing foreign currency denominated assets (excluding investments) and liabilities at period-end exchange rates are reflected as a component of net unrealized appreciation or depreciation on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

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The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the trade date and settlement value. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities, which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the

Dryden Global Total Return Fund, Inc.	33

Notes to Financial Statements

(Unaudited) Cont’d

market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Swaps: The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest and may involve payment/receipt of a premium at the time of initiation of the swap agreement. The Fund’s swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s cost basis in the swap and the proceeds of the closing transaction, including any fees.

During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Risk: Forward currency contracts, written options, financial futures contracts, and swap agreements involve elements of both market and credit risk in excess of the amounts reflected on the Statements of Assets and Liabilities. Lower rated or unrated securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Security Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

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Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. Foreign currency losses may reduce the amount of dividends of net investment income. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in-capital when they arise.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .65 of 1% of the Fund’s average daily net assets up to $1 billion and .60 of 1% of such assets in excess of $1 billion. The effective management fee rate was .65 of 1% for the six month ended June 30, 2007.

Dryden Global Total Return Fund, Inc.	35

Notes to Financial Statements

(Unaudited) Cont’d

PI has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, and brokerage commissions) to 1.35%, 2.10%, 1.85%, and 1.10% of the average daily net assets, which amounted to $10,938, of the Class A, B, C, and Z shares, respectively.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively. For the six months ended June 30, 2007, PIMS contractually agreed to limit such fees to .25 of 1% and ..75 of 1% of the average daily net assets of the Class A and Class C shares, respectively.

PIMS has advised the Fund that it has received approximately $7,700 in front-end sales charges resulting from sales of Class A shares, during the six months ended June 30, 2007. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2007, it received approximately $3,900 and $100 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively. PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA which was renewed on October 27, 2006 provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .07 of 1% of the unused portion of the SCA. The expiration date of the SCA will be October 26, 2007. For the period from October 29, 2005

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through October 26, 2006, the Funds paid a commitment fee of .0725 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2007.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wachovia Securities LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended June 30, 2007 the Fund incurred approximately $37,000 in total networking fees of which $17,000 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended June 30, 2007, aggregated $185,123,804 and $205,510,446, respectively.

Transactions in options written during the six months ended June 30, 2007, were as follows:

	Contracts	Premiums Received
Options outstanding at December 31, 2006	—	$—
Options written	30	9,963
Options closed	—	—
Options expired	—	—

Options outstanding at June 30, 2007	30	$9,963

Dryden Global Total Return Fund, Inc.	37

Notes to Financial Statements

(Unaudited) Cont’d

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of June 30, 2007 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$128,285,472	$4,886,191	$2,848,561	$2,037,630

The differences between book and tax basis are primarily attributable to the deferred losses on wash sales, difference in the treatment of accreting market discount and amortization of premiums and deferred losses on straddles.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion authorized shares of common stock at $.01 par value per share, divided equally into Class A, B, C and Z shares.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2007:
Shares sold	118,084	$787,484
Shares issued in reinvestment of distributions	243,294	1,602,995
Shares reacquired	(1,759,185)	(11,711,934)

Net increase (decrease) in shares outstanding before conversion	(1,397,807)	(9,321,455)
Shares issued upon conversion from Class B	41,527	276,375

Net increase (decrease) in shares outstanding	(1,356,280)	$(9,045,080)

Year ended December 31, 2006:
Shares sold	379,386	$2,493,278
Shares issued in reinvestment of dividends and distributions	320,548	2,059,666
Shares reacquired	(4,435,567)	(28,984,259)

Net increase (decrease) in shares outstanding before conversion	(3,735,633)	(24,431,315)
Shares issued upon conversion from Class B	117,182	764,742

Net increase (decrease) in shares outstanding	(3,618,451)	$(23,666,573)

Class B
Six months ended June 30, 2007:
Shares sold	54,719	$364,715
Shares issued in reinvestment of dividends	9,078	59,814
Shares reacquired	(71,572)	(475,179)

Net increase (decrease) in shares outstanding before conversion	(7,775)	(50,650)
Shares reacquired upon conversion into Class A	(41,652)	(276,375)

Net increase (decrease) in shares outstanding	(49,427)	$(327,025)

Year ended December 31, 2006:
Shares sold	62,707	$411,970
Shares issued in reinvestment of dividends and distributions	13,036	83,785
Shares reacquired	(225,722)	(1,476,111)

Net increase (decrease) in shares outstanding before conversion	(149,979)	(980,356)
Shares reacquired upon conversion into Class A	(117,207)	(764,742)

Net increase (decrease) in shares outstanding	(267,186)	$(1,745,098)

Class C
Six months ended June 30, 2007:
Shares sold	62,180	$414,206
Shares issued in reinvestment of dividends	3,203	21,090
Shares reacquired	(41,181)	(272,702)

Net increase (decrease) in shares outstanding	24,202	$162,594

Year ended December 31, 2006:
Shares sold	172,214	$1,127,421
Shares issued in reinvestment of dividends and distributions	4,257	27,286
Shares reacquired	(197,006)	(1,285,283)

Net increase (decrease) in shares outstanding	(20,535)	$(130,576)

Dryden Global Total Return Fund, Inc.	39

Notes to Financial Statements

(Unaudited) Cont’d

Class Z	Shares	Amount
Six months ended June 30, 2007:
Shares sold	46,530	$313,921
Shares issued in reinvestment of dividends	7,511	49,651
Shares reacquired	(88,702)	(589,678)

Net increase (decrease) in shares outstanding	(34,661)	$(226,106)

Year ended December 31, 2006:
Shares sold	130,165	$851,575
Shares issued in reinvestment of dividends and distributions	13,275	85,533
Shares reacquired	(498,490)	(3,292,830)

Net increase (decrease) in shares outstanding	(355,050)	$(2,355,722)

Note 7. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until June 30, 2007. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including but not limited to, further implementation guidance expected from FASB, and ongoing analysis of tax laws, regulations and interpretations thereof.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

JUNE 30, 2007	SEMIANNUAL REPORT

Dryden Global Total Return Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended June 30, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$6.69

Income from investment operations:
Net investment income	.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.13)

Total from investment operations	(.02)

Less Distributions
Dividends from net investment income	(.14)
Tax return of capital distributions	—

Total distributions	(.14)

Net asset value, end of period	$6.53

Total Return(b):	(.39)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$119,430
Average net assets (000)	$125,814
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.35	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	1.10	%(d)(e)
Net investment income	3.35	%(d)(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	147	%(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than one full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	As of June 1, 2004, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions) to 1.35% of the average daily net assets of Class A. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees and net investment income ratios would be 1.44%, 1.19% and 1.63%, respectively, for the year ended December 31, 2004, 1.42%, 1.17%, and 2.23%, respectively, for the year ended December 31, 2005, 1.42%, 1.17% and 2.81%, respectively, for the year ended December 31, 2006 and 1.37%, 1.12% and 3.33%, respectively, for the six months ended June 30, 2007.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended December 31,
2006(a)		2005(a)		2004(a)		2003(a)	2002

$6.51		$7.55		$7.51		$7.17	$6.80

.19		.16		.12		.11	.26
.16		(.74)		.53		.82	.41

.35		(.58)		.65		.93	.67

(.17)		(.40)		(.61)		(.59)	(.30)
—		(.06)		—		—	—

(.17)		(.46)		(.61)		(.59)	(.30)

$6.69		$6.51		$7.55		$7.51	$7.17

5.66%		(7.94)%		9.42%		13.44%	10.13%

$131,477		$151,399		$189,719		$198,688	$210,353
$139,865		$169,867		$185,333		$206,127	$212,828

1.36	%(d)	1.35	%(d)	1.35	%(d)	1.43%	1.46%
1.11	%(d)	1.10	%(d)	1.10	%(d)	1.18%	1.21%
2.87	%(d)	2.30	%(d)	1.74	%(d)	1.52%	3.78%

233%		307%		312%		251%	252%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	43

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended June 30, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$6.69

Income from investment operations:
Net investment income	.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.14)

Total from investment operations	(.05)

Less Distributions
Dividends from net investment income	(.12)
Tax return of capital distributions	—

Total distributions	(.12)

Net asset value, end of period	$6.52

Total Return(b):	(.61)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,457
Average net assets (000)	$3,748
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.10	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	1.10	%(c)(d)
Net investment income	2.60	%(c)(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than one full year are not annualized.
(c)	As of June 1, 2004, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions) to 2.10% of the average daily net assets of Class B. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees and net investment income ratios would be 2.19%, 1.19% and .90%, respectively, for the year ended December 31, 2004, 2.17%, 1.17%, and 1.47%, respectively, for the year ended December 31, 2005, 2.17%, 1.17% and 2.03%, respectively, for the year ended December 31, 2006 and 2.12%, 1.12% and 2.58%, respectively, for the six months ended June 30, 2007.
(d)	Annualized.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Class B
Year Ended December 31,
2006(a)		2005(a)		2004(a)		2003(a)	2002

$6.51		$7.56		$7.53		$7.18	$6.81

.14		.11		.07		.05	.21
.17		(.74)		.52		.84	.41

.31		(.63)		.59		.89	.62

(.13)		(.36)		(.56)		(.54)	(.25)
—		(.06)		—		—	—

(.13)		(.42)		(.56)		(.54)	(.25)

$6.69		$6.51		$7.56		$7.53	$7.18

4.90%		(8.60)%		8.44%		12.72%	9.28%

$3,874		$5,513		$7,759		$8,602	$7,480
$4,726		$6,792		$7,854		$8,172	$7,461

2.11	%(c)	2.10	%(c)	2.10	%(c)	2.18%	2.21%
1.11	%(c)	1.10	%(c)	1.10	%(c)	1.18%	1.21%
2.09	%(c)	1.54	%(c)	.99	%(c)	.77%	3.02%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	45

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended June 30, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$6.68

Income from investment operations:
Net investment income	.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.14)

Total from investment operations	(.04)

Less Distributions
Dividends from net investment income	(.13)
Tax return of capital distributions	—

Total distributions	(.13)

Net asset value, end of period	$6.51

Total Return(b):	(.48)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,188
Average net assets (000)	$1,247
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.85	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	1.10	%(d)(e)
Net investment income	2.86	%(d)(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than one full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(d)	As of June 1, 2004, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions) to 1.85% of the average daily net assets of Class C. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees and net investment income ratios would be 1.94%, 1.19% and 1.00%, respectively, for the year ended December 31, 2004, 1.92%, 1.17%, and 1.73%, respectively, for the year ended December 31, 2005, 1.93%, 1.18% and 2.27%, respectively, for the year ended December 31, 2006, and 1.87%, 1.12% and 2.84%, respectively, for the six months ended June 30, 2007.
(e)	Annualized.

See Notes to Financial Statements.

46	Visit our website at www.jennisondryden.com

Class C
Year Ended December 31,
2006(a)		2005(a)		2004(a)		2003(a)	2002

$6.50		$7.55		$7.51		$7.17	$6.81

.16		.13		.08		.07	.22
.17		(.75)		.54		.83	.40

.33		(.62)		.62		.90	.62

(.15)		(.37)		(.58)		(.56)	(.26)
—		(.06)		—		—	—

(.15)		(.43)		(.58)		(.56)	(.26)

$6.68		$6.50		$7.55		$7.51	$7.17

5.11%		(8.43)%		8.87%		12.88%	9.37%

$1,056		$1,161		$1,433		$904	$666
$1,470		$1,311		$1,049		$815	$741

1.86	%(d)	1.85	%(d)	1.85	%(d)	1.93%	1.96%
1.11	%(d)	1.10	%(d)	1.10	%(d)	1.18%	1.21%
2.34	%(d)	1.80	%(d)	1.09	%(d)	1.01%	3.28%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	47

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended June 30, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$6.72

Income from investment operations:
Net investment income	.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.14)

Total from investment operations	(.02)

Less Distributions
Dividends from net investment income	(.15)
Tax return of capital distributions	—

Total distributions	(.15)

Net asset value, end of period	$6.55

Total Return(b):	(.11)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,880
Average net assets (000)	$2,144
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.10	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	1.10	%(c)(d)
Net investment income	3.59	%(c)(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than one full year are not annualized.
(c)	As of June 1, 2004, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions) to 1.10% of the average daily net assets of Class Z. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees and net investment income ratios would be 1.19%, 1.19% and 1.86%, respectively, for the year ended December 31, 2004, 1.17%, 1.17%, and 2.48%, respectively, for the year ended December 31, 2005, 1.17%, 1.17% and 3.00%, respectively, for the year ended December 31, 2006, and 1.12%, 1.12% and 3.58%, respectively, for the six months ended June 30, 2007.
(d)	Annualized.

See Notes to Financial Statements.

48	Visit our website at www.jennisondryden.com

Class Z
Year Ended December 31,
2006(a)		2005(a)		2004(a)		2003(a)	2002

$6.53		$7.56		$7.52		$7.18	$6.81

.20		.18		.14		.13	.27
.17		(.74)		.53		.82	.42

.37		(.56)		.67		.95	.69

(.18)		(.41)		(.63)		(.61)	(.32)
—		(.06)		—		—	—

(.18)		(.47)		(.63)		(.61)	(.32)

$6.72		$6.53		$7.56		$7.52	$7.18

5.84%		(7.62)%		9.68%		13.71%	10.37%

$2,160		$4,415		$5,386		$4,938	$4,897
$3,212		$4,901		$4,953		$4,935	$5,334

1.11	%(c)	1.10	%(c)	1.10	%(c)	1.18%	1.21%
1.11	%(c)	1.10	%(c)	1.10	%(c)	1.18%	1.21%
3.06	%(c)	2.55	%(c)	1.95	%(c)	1.77%	4.07%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	49

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Dryden Global Total Return Fund, Inc. (the “Fund”) oversees the management of the Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 6-7, 2007 and approved the renewal of the agreements through July 31, 2008, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-7, 2007.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Dryden Global Total Return Fund, Inc.

Approval of Advisory Agreements (continued)

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and the fees of the non-Independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Dryden Global Total Return Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund’s performance was in the second quartile over the one-year period, and in the fourth quartile over three-year, five-year and ten-year periods in relation to the Peer Universe (a custom peer group consisting of mutual funds included in the Lipper retail and institutional Global Income Funds Performance Universe). In light of the Fund’s recent competitive performance, the Board concluded that the Fund’s performance was satisfactory, but that it would continue to monitor and evaluate the Fund’s future performance.

Visit our website at www.jennisondryden.com

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds.

The Fund’s actual management fee of 0.589% (which reflects any subsidies, expense caps or waivers) ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing expense reimbursement, and also accepted PI’s recommendation to continue the existing contractual cap on Fund expenses (exclusive of 12b-1 fees and certain other fees) of 1.10%. The Board concluded that the management and subadvisory fees were reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets, the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Dryden Global Total Return Fund, Inc.

Approval of Advisory Agreements (continued)

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included those generally resulting from an increase in assets under management, specifically potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	P. O. Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Global Total Return Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Global Total Return Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	GTRAX	PBTRX	PCTRX	PZTRX
CUSIP	26243L105	26243L204	26243L303	26243L402

MF169E2    IFS-A137164    Ed. 08/2007

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 23, 2007

*	Print the name and title of each signing officer under his or her signature.